Principal Accounting Policies - Schedule Of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Available for sale debt securities [Member]	Dec. 31, 2021 Ratio
Measurement Input, Cost to Sell [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	9.96
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	12
Measurement Input Probability of exit events [Member] | Liquidation Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	20
Measurement Input Probability of exit events [Member] | Redemption Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	40
Measurement Input Probability of exit events [Member] | IPO scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	40
Measurement Input Lack Of Marketability Discount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	22